Shareholders' Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Shareholders' Equity	TANGIBLE EQUITY UNITS
On September 17, 2018, the Company issued and sold 16,500,000, 6.00% TEUs at $50 per unit and received proceeds of $800.2 million, net of discounts and issuance costs of $24.8 million. Each TEU is comprised of: (i) a prepaid SPC to be settled by delivery of a specified number of shares of the Company's common stock, and (ii) a senior amortizing note (“Amortizing Note”), with an initial principal amount of $8.45 and a final installment payment date of September 15, 2021. The Company pays equal quarterly cash installments of $0.75 per Amortizing Note on March 15, June 15, September 15, and December 15 of each year, with the exception of the first installment payment of $0.7333 per Amortizing Note which was due on December 15, 2018. In the aggregate, the annual quarterly cash installments will be equivalent to 6.00% per year. Each installment payment constitutes a payment of interest and a partial repayment of principal, computed at an annual rate of 3.79%. Each TEU may be separated by a holder into its constituent SPC and Amortizing Note after the initial issuance date of the TEUs, and the separate components may be combined to create a TEU after the initial issuance date, in accordance with the terms of the SPC. The TEUs are listed on the New York Stock Exchange under the symbol “IFFT”.
The proceeds from the issuance of the TEUs were allocated to equity and debt based on the relative fair value of the respective components of each TEU as follows:

(IN MILLIONS, EXCEPT FAIR VALUE PER TEU)	SPC	Amortizing Note	Total
Fair Value per TEU	$41.5	$8.5	$50.0

Gross Proceeds	$685.5	$139.5	$825.0
Less: Issuance costs	20.4	4.4	24.8
Net Proceeds	$665.1	$135.1	$800.2

The net proceeds of the SPCs were recorded as additional paid in capital, net of issuance costs. The net proceeds of the Amortizing Notes were recorded as debt, with deferred financing costs recorded as a reduction of the carrying amount of the debt in the Company's consolidated balance sheet. Deferred financing costs related to the Amortizing Notes are amortized through the maturity date using the effective interest rate method.
Unless settled early at the holder’s or the Company's election, each SPC will automatically settle on September 15, 2021 for a number of shares of common stock per SPC based on the 20 day volume-weighted average price (“VWAP”) of the Company's common stock as follows:

VWAP of IFF Common Stock	Common Stock Issued
Equal to or greater than $159.54	0.3134 shares (minimum settlement rate)
Less than $159.54, but greater than $130.25	$50 divided by VWAP
Less than or equal to $130.25	0.3839 shares (maximum settlement rate)

At any time prior to the second scheduled trading day immediately preceding September 15, 2021, any holder of an SPC may settle any or all of its SPCs early, and the Company will deliver 0.3134 shares of its common stock for each SPC, subject to adjustment. Additionally, the SPCs may be redeemed in the event of a fundamental change as defined in the SPC.
SHAREHOLDERS’ EQUITY
Dividends
Cash dividends declared per share were $2.96, $2.84 and $2.66 in for the years ended December 31, 2019, 2018 and 2017, respectively. The Consolidated Balance Sheet reflects $80.0 million of dividends payable at December 31, 2019. This amount relates to a cash dividend of $0.75 per share declared in December 2019 and paid in January 2020. Dividends declared, but not paid as of December 31, 2018 and December 31, 2017 were $77.8 million ($0.73 per share) and $54.4 million ($0.69 per share), respectively.
Share Repurchases
In December 2012, the Board of Directors authorized a $250.0 million share repurchase program, which commenced in the first quarter of 2013. In August 2015, the Board of Directors approved an additional $250 million share repurchase authorization and extension through December 31, 2017. Based on the total remaining amount of $56.1 million available under the amended repurchase program as of October 31, 2017, the Board of Directors re-approved on November 1, 2017 a $250.0 million share repurchase authorization and extension for a total value of $300.0 million available under the program, which expires on November 1, 2022.
A summary of the stock repurchase activity under the stock repurchase program, reported based on the trade date, is summarized as follows:

(DOLLARS IN THOUSANDS)	Shares Repurchased	Weighted- Average Price per Share	Dollar Amount Repurchased
Year Ended December 31, 2018	108,109	$143.15	$15,475
Year Ended December 31, 2017	459,264	126.44	58,069

Based on the total remaining amount of $279.7 million available under the repurchase program, 2,213,425 shares, or 2.0% of shares outstanding (based on the market price and weighted average shares outstanding as of December 31, 2019) could be repurchased under the program as of December 31, 2019.
As of May 7, 2018, the Company has suspended their share repurchases.ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
The following tables present changes in the accumulated balances for each component of other comprehensive income, including current period other comprehensive income and reclassifications out of accumulated other comprehensive income:

(DOLLARS IN THOUSANDS)	Foreign Currency Translation Adjustments	(Losses) Gains on Derivatives Qualifying as Hedges	Pension and Postretirement Liability Adjustment	Total
Accumulated other comprehensive loss, net of tax, as of December 31, 2018	$(396,996)	$4,746	$(309,977)	$(702,227)
OCI before reclassifications	23,953	4,969	(45,599)	(16,677)
Amounts reclassified from AOCI	—	(7,647)	9,657	2,010
Net current period other comprehensive income (loss)	23,953	(2,678)	(35,942)	(14,667)
Accumulated other comprehensive loss, net of tax, as of December 31, 2019	$(373,043)	$2,068	$(345,919)	$(716,894)

(DOLLARS IN THOUSANDS)	Foreign Currency Translation Adjustments	(Losses) Gains on Derivatives Qualifying as Hedges	Pension and Postretirement Liability Adjustment	Total
Accumulated other comprehensive (loss) income, net of tax, as of December 31, 2017	$(297,416)	$(10,332)	$(329,734)	$(637,482)
OCI before reclassifications	(99,580)	8,011	9,717	(81,852)
Amounts reclassified from AOCI	—	7,067	10,040	17,107
Net current period other comprehensive income (loss)	(99,580)	15,078	19,757	(64,745)
Accumulated other comprehensive loss, net of tax, as of December 31, 2018	$(396,996)	$4,746	$(309,977)	$(702,227)

(DOLLARS IN THOUSANDS)	Foreign Currency Translation Adjustments		(Losses) Gains on Derivatives Qualifying as Hedges	Pension and Postretirement Liability Adjustment	Total
Accumulated other comprehensive (loss) income, net of tax, as of December 31, 2016	$(352,025)		$7,604	$(335,674)	$(680,095)
OCI before reclassifications	66,826		(14,782)	(7,941)	44,103
Amounts reclassified from AOCI	(12,217)	(a)	(3,154)	13,881	(1,490)
Net current period other comprehensive income (loss)	54,609		(17,936)	5,940	42,613
Accumulated other comprehensive (loss) income, net of tax, as of December 31, 2017	$(297,416)		$(10,332)	$(329,734)	$(637,482)

 (a) Represents a foreign currency exchange gain from the release of a currency translation adjustment upon the liquidation of a foreign entity in 2017.
The following table provides details about reclassifications out of AOCI to the Consolidated Statement of Comprehensive Income:

	Year Ended December 31,
(DOLLARS IN THOUSANDS)	2019	2018	2017	Affected Line Item in the Consolidated Statement of Comprehensive Income
(Losses) gains on derivatives qualifying as hedges
Foreign currency contracts	$9,719	$(7,089)	$4,506	Cost of goods sold
Interest rate swaps	(857)	(864)	(789)	Interest expense
Tax	(1,215)	886	(563)	Provision for income taxes
Total	$7,647	$(7,067)	$3,154	Total, net of income taxes
(Losses) gains on pension and postretirement liability adjustments
Prior service cost	$6,644	$7,752	$7,040	(a)
Actuarial losses	(19,032)	(20,645)	(24,699)	(a)
Tax	2,731	2,853	3,778	Provision for income taxes
Total	$(9,657)	$(10,040)	$(13,881)	Total, net of income taxes
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(a)
The amortization of prior service cost and actuarial loss is included in the computation of net periodic benefit cost. Refer to Note 16 to the Consolidated Financial Statements for additional information regarding net periodic benefit cost.